Basic and Diluted Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Basic and Diluted Net Loss Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE

NOTE 15 — BASIC AND DILUTED NET LOSS PER SHARE

The Company computes basic net income (loss) per share by dividing net income (loss) for the period by the weighted-average number of common shares outstanding during the period. The Company computes diluted net income (loss) per share by dividing net income (loss) for the period by the weighted-average number of common shares outstanding during the period, plus the dilutive effect of the stock options, RSU awards and exercisable common stock warrants, as applicable pursuant to the treasury stock method, and the convertible notes, as applicable pursuant to the if-converted method. The following table sets forth the computation of basic and diluted net loss per share:

	For the Nine Months Ended September 30,
	2024	2023
Basic earnings per share of common stock:
Net Income (Loss) for the period	$5,426,409	$(31,641,742)
Preferred stock dividend	(125,187)	-
Net income (loss) for the period – basic	$5,301,222	$(31,641,742)

Weighted average number of shares of common stock - basic	428,558	381,518
Net Income (Loss) per share of common stock - basic	$12.37	$(82.94)

Diluted earnings per share of common stock:
Net income (loss) for the period - basic	$5,301,222	$(31,641,742)
Change in fair value of dilutive convertible notes	(17,801,538)	-
Change in fair value of dilutive warrants	(1,794,334)	-
Net Income (loss) for the period - diluted	$(14,294,650)	$(31,641,742)

Weighted average number of shares of common stock - basic	428,558	381,518
Convertible notes	3,819,542	-
Warrants	331,722	-
Weighted average number of shares of common stock - diluted	4,579,822	381,518

Net Income (Loss) per share of common stock - diluted	$(3.12)	$(82.94)

Diluted earnings per share reflect the potential dilution of securities that could share in the earnings of an entity. The following number of shares of common stock from the potential exercise or conversion of outstanding potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	For the Nine Months Ended September 30,
	2024	2023
ISOs	6,011	6,187
RSUs	243,089	117,004
Equity-classified Warrants	337,495	70,308
Liability-classified Warrants 2022 Notes	908,334	59,221
Convertible Notes	2,946,015	144,524
Preferred Stock	1,065,296	0
Total	5,506,240	397,244

NOTE 15 — BASIC AND DILUTED NET LOSS PER SHARE

The Company computes basic net income (loss) per share by dividing net income (loss) for the period by the weighted-average number of common shares outstanding during the period. The Company computes diluted net income (loss) per share by dividing net income (loss) for the period by the weighted-average number of common shares outstanding during the period, plus the dilutive effect of the stock options, RSU awards and exercisable common stock warrants, as applicable pursuant to the treasury stock method, and the convertible notes, as applicable pursuant to the if-converted method. The following table sets forth the computation of basic and diluted net loss per share:

	For the Years Ended December 31,
	2023	2022
Numerator:
Net Loss	$(36,798,419)	$(12,268,216)
Denominator:
Weighted Average Common Shares Outstanding, Basic and Diluted	381,543	381,266
Net Loss Per Share, Basic and Diluted	$(96.45)	$(32.18)

Diluted earnings per share reflect the potential dilution of securities that could share in the earnings of an entity. The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	For the Years Ended December 31,
	2023	2022
ISOs	6,178	8,137
Equity-classified Warrants	116,928	81,208
Liability-classified Warrants	2,020,139	—
Convertible Notes	431,276	183,939
RSU Awards	116,988	119,008
Total	2,691,509	392,292